STOCK-BASED COMPENSATION (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Compensation Related Costs [Abstract]
SCHEDULE OF STOCK OPTION ACTIVITY

Compensation-based stock option activity for qualified and unqualified stock options is summarized as follows:

		Weighted
		Average
	Shares	Exercise Price
Outstanding at January 1, 2021	24,573,700	$0.86
Granted	3,236,340	2.40
Exercised	-	-
Expired or cancelled	(130,000)	0.54
Outstanding at September 30, 2021	27,680,040	$1.04

Compensation-based stock option activity for qualified and unqualified stock options is summarized as follows:

		Weighted
		Average
	Shares	Exercise Price
Outstanding at January 1, 2019	-	$-
Granted	17,245,000	0.46
Exercised	-	-
Expired or cancelled	-	-
Outstanding at December 31, 2019	17,245,000	0.46
Granted	10,593,700	1.43
Exercised	-	-
Expired or cancelled	(3,265,000)	0.53
Outstanding at December 31, 2020	24,573,700	$0.86

SUMMARY OF OPTIONS TO PURCHASE SHARES OF COMMON STOCK OUTSTANDING AND EXERCISABLE

The following table summarizes information about options to purchase shares of the Company’s common stock outstanding and exercisable at September 30, 2021:

		Weighted-	Weighted-
		Average	Average
	Outstanding	Remaining Life	Exercise	Number
Exercise Prices	Options	In Years	Price	Exercisable

$0.38	3,000,000	2.87	$0.38	3,000,000
0.40	3,600,000	2.81	0.40	3,000,000
0.50	12,026,000	3.36	0.50	8,081,238
2.00	6,277,700	4.14	2.00	108,333
2.05	1,857,000	4.28	2.05	-
3.05	170,000	4.83	3.05	-
3.60	155,000	4.83	3.60	-
4.00	499,340	4.83	4.00	-
$6.75	95,000	4.82	6.75	-
	27,680,040	3.52	$1.03	14,189,571

The following table summarizes information about options to purchase shares of the Company’s common stock outstanding and exercisable at December 31, 2020:

		Weighted-	Weighted-
		Average	Average
	Outstanding	Remaining Life	Exercise	Number
Exercise Prices	Options	In Years	Price	Exercisable

$0.38	3,000,000	3.62	$0.38	1,666,667
0.40	3,600,000	3.56	0.40	2,000,000
0.50	11,626,000	4.25	0.50	3,561,528
2.00	5,007,700	4.82	2.00	-
2.05	1,340,000	4.93	2.05	-
	24,573,700	4.23	$0.86	7,228,195

SCHEDULE OF BLACK-SCHOLES STOCK OPTIONS GRANTED

In applying the Black-Scholes option pricing model to stock options granted, the Company used the following assumptions:

	For the Nine Months Ended	For the Nine Months Ended
	September 30, 2021	September 30, 2020
Risk free interest rate	0.42% - 0.86%	0.22% - 0.33%
Contractual term (years)	5.00	5.00
Expected volatility	73.43% - 83.28%	73.61% - 73.93%